Income taxes - Deferred tax rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets/(liabilities) in relation to:
Opening balance	$ 28,463	$ 30,599	$ 37,649
Deconsolidation of subsidiary	(63)
Reclassified as held-for-sale	14,437
Business Combination			(15,639)
Recognize in profit or loss	950	(2,136)	8,589
Closing balance	43,787	28,463	30,599
Property, plant and equipment
Deferred tax assets/(liabilities) in relation to:
Opening balance	24,859	30,599	37,233
Reclassified as held-for-sale	14,437
Business Combination			(15,639)
Recognize in profit or loss	1,729	(5,740)	9,005
Closing balance	41,025	24,859	30,599
Capitalized interest
Deferred tax assets/(liabilities) in relation to:
Opening balance			(3)
Recognize in profit or loss			3
Intangible assets
Deferred tax assets/(liabilities) in relation to:
Opening balance	1,844
Recognize in profit or loss	(156)	1,844
Closing balance	1,688	1,844
Others
Deferred tax assets/(liabilities) in relation to:
Opening balance	1,760		419
Deconsolidation of subsidiary	(63)
Recognize in profit or loss	(623)	1,760	$ (419)
Closing balance	$ 1,074	$ 1,760